Financial expenses and income - Financial expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Expense [Line Items]
Interest on revolving credit facility	$ 0	$ 26	$ 43
Sociedad Minera Cerro Verde S.A.A.
Finance Expense [Line Items]
Interests on income tax payments on account	73,363	0	0
Interest on advance payments of customers	3,901	2,377	708
Interest on leases	3,685	3,912	4,371
Interest on revolving credit facility	1,863	1,880	0
Amortization debt issuance cost	696	675	955
Interest on senior unsecured credit facility	0	3,196	10,127
Other financial expenses	50	54	364
Interest on excess of salary limit in workers profit sharing	0	1,527	1,638
Change in estimates of uncertain positions	(433)	(4,921)	(1,107)
Capitalized interest associated to capital projects	(3,584)	(3,084)	(1,997)
Interest on disputed mining royalties	0	0	15,334
Change in estimates related to excess of salaries limit of worker profit sharing	(12,423)	0	0
Financial expenses	$ 67,118	$ 5,616	$ 30,393